Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
As of December 31, 2022 and 2023, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2022	2023	2022	2023
			US$	US$
Non-marketable equity securities:
Cashido Corp . (Cashido)	0.6%	0.6%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Kinara, Inc (Kinara)	14.1%	14.1%	6,500	6,500

			6,500	6,500
Marketable equity securities:
BIWIN Storage Technology Corp.(BIWIN)	0.3%	0.3%	2,767	10,616

			9,267	17,116